Investment Objectives and Goals - Aspiration Redwood Fund	Feb. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Aspiration Redwood Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The primary investment objective of the Aspiration Redwood Fund (the “Fund”) is to maximize total return, consisting of capital appreciation and current income.